UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-04611

Exact name of registrant as specified in charter:	Aberdeen Asia-Pacific Income Fund, Inc.

Address of principal executive offices:	1735 Market Street, 32nd Floor
Philadelphia, PA 19103

Name and address of agent for service:	Ms. Andrea Melia
Aberdeen Asset Management Inc.
1735 Market Street 32nd Floor
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	800-522-5465

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2018

Item 1 – Schedule of Investments – The Schedule of Investments for the three-month period ended July 31, 2018 is filed herewith.

Portfolio of Investments (unaudited)

As of July 31, 2018

Principal Amount (000)		Description	Value (US$)
BANK LOANS - 0.7%
AUSTRALIA - 0.7%
AUD	11,000	Brickworks Ltd. Term Loan C, 4.10%, 10/16/2025(a)(b)	$8,172,447

Total Bank Loans - 0.7% (cost $8,716,952)			8,172,447

CORPORATE BONDS - 68.8%
AUSTRALIA - 1.8%
AUD	2,500	APT Pipelines Ltd., 7.75%, 07/22/2020(c)	2,018,910
AUD	6,335	Brisbane Square Finance Pty Ltd., Zero Coupon, 11/25/2025(b)(d)(e)(f)	5,107,608
AUD	7,604	CF Asia Pacific Group Pty Ltd., 8.35%, 11/30/2018(b)(c)(g)	5,689,080
AUD	4,310	NEXTDC Ltd., 6.25%, 06/09/2019(b)(g)	3,272,432
AUD	7,300	Qantas Airways Ltd., 7.50%, 06/11/2021	6,030,519

			22,118,549

CHINA - 19.0%
USD	3,759	361 Degrees International Ltd., 7.25%, 06/03/2019(c)(g)	3,614,267
USD	3,950	Agile Group Holdings Ltd., 9.00%, 08/30/2018(c)(g)	4,121,604
CNY	20,000	Agricultural Development Bank of China, 4.39%, 09/08/2027	2,949,034
CNH	10,000	Bank of China Ltd., 4.88%, 04/20/2020	1,484,608
USD	4,500	Central China Real Estate Ltd., 8.00%, 08/30/2018(c)(g)	4,510,976
USD	5,300	China Aoyuan Property Group Ltd., 6.35%, 01/11/2020(c)	5,225,694
CNH	11,250	China Development Bank, 3.60%, 11/13/2018	1,650,523
CNY	230,000	China Development Bank, 4.88%, 02/09/2028	35,317,272
CNH	8,000	China Development Bank Hong Kong, 3.20%, 09/21/2023	1,142,772
USD	3,400	China Evergrande Group, 8.25%, 03/23/2020(c)(g)	3,347,939
USD	7,000	China Overseas Finance Cayman III Ltd., 5.38%, 10/29/2023(c)	7,291,172
USD	4,955	China Resources Gas Group Ltd., 4.50%, 04/05/2022(c)	5,022,685
USD	4,000	Chinalco Capital Holdings Ltd., 4.25%, 04/21/2022(c)	3,841,240
USD	8,300	CNAC HK Finbridge Co. Ltd., 4.88%, 03/14/2025(c)	8,369,919
USD	7,500	CNOOC Curtis Funding No 1 Pty Ltd., 4.50%, 10/03/2023(c)	7,682,513
USD	8,000	CNOOC Nexen Finance 2014 ULC, 4.25%, 04/30/2024	8,090,984
USD	6,810	Country Garden Holdings Co. Ltd., 7.25%, 08/30/2018(c)(g)	6,901,397
CNH	40,000	Franshion Brilliant Ltd., 5.20%, 03/08/2021	5,865,464
USD	5,200	Health and Happiness H&H International Holdings Ltd., 7.25%, 08/31/2018(c)(g)	5,314,400
USD	4,000	Hilong Holding Ltd., 7.25%, 06/22/2020(c)	3,939,752
USD	4,300	Industrial & Commercial Bank of China Ltd., 6.00%, 12/10/2019(c)(g)(h)	4,393,396
USD	7,000	New Metro Global Ltd., 4.75%, 02/11/2019(c)	6,929,944
USD	7,100	New Metro Global Ltd., 5.00%, 08/08/2020(c)(g)	6,321,570
USD	7,000	Postal Savings Bank of China Co. Ltd., 4.50%, 09/27/2022(c)(g)(h)	6,527,500
USD	7,100	Proven Honour Capital Ltd., 4.13%, 05/19/2025(c)	6,757,610
USD	8,434	Semiconductor Manufacturing International Corp., 4.13%, 10/07/2019(c)	8,425,726
USD	7,600	Shimao Property Holdings Ltd., 8.38%, 02/10/2019(c)(g)	7,980,494
USD	8,200	Sinopec Capital 2013 Ltd., 3.13%, 04/24/2023(c)	7,882,674
USD	1,600	Sinopec Group Overseas Development 2012 Ltd., 3.90%, 05/17/2022(c)	1,604,347
USD	5,900	Sinopec Group Overseas Development 2014 Ltd., 4.38%, 04/10/2024(c)	6,015,422
USD	14,738	State Grid Overseas Investment 2016 Ltd., 3.50%, 05/04/2027(c)	14,064,781
USD	7,500	Tencent Holdings Ltd., 3.80%, 02/11/2025(c)	7,400,074
USD	3,700	Tianqi Finco Co. Ltd., 3.75%, 11/28/2022(c)	3,322,360
USD	3,700	Times China Holdings Ltd., 6.60%, 11/30/2020(c)(g)	3,285,297

See Notes to Portfolio of Investments.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of July 31, 2018

Principal Amount (000)		Description	Value (US$)
CORPORATE BONDS (continued)
CHINA (continued)
USD	7,200	Vanke Real Estate Hong Kong Co. Ltd., 3.98%, 11/09/2027(c)	$6,606,662
USD	5,400	Voyage Bonds Ltd., 3.38%, 09/28/2022(c)	5,135,654
USD	3,500	Yankuang Group Cayman Ltd., 4.75%, 11/30/2020(c)	3,396,684
USD	2,882	Yingde Gases Investment Ltd., 6.25%, 01/19/2021 (c)(g)	2,738,733

			234,473,143

GERMANY - 3.3%
AUD	5,000	KfW, 6.00%, 08/20/2020(i)	3,986,583
AUD	20,500	KfW, 6.25%, 12/04/2019(i)	16,022,440
AUD	15,000	KfW, 6.25%, 05/19/2021(i)	12,284,637
AUD	10,000	Landwirtschaftliche Rentenbank, 4.75%, 04/08/2024(i)(j)	8,170,665

			40,464,325

HONG KONG - 3.9%
USD	2,594	CK Hutchison Capital Securities 17 Ltd., 5 year CMT + 2.070%, 4.00%, 05/12/2022(c)(g)(h)	2,494,079
USD	4,840	CK Hutchison International 17 Ltd., 2.88%, 04/05/2022(c)	4,693,083
USD	3,900	Far East Consortium International Ltd., 3.75%, 09/08/2021(c)	3,705,378
USD	5,326	FPC Treasury Ltd., 4.50%, 04/16/2023(c)	5,221,962
USD	8,000	Hongkong Electric Finance Ltd., 2.88%, 05/03/2026(c)	7,330,920
USD	15,500	Hutchison Whampoa Finance CI Ltd., 7.50%, 08/01/2027(c)	19,266,190
USD	980	Hutchison Whampoa International 03/33 Ltd., 7.45%, 11/24/2033(c)	1,306,462
USD	2,871	Standard Chartered PLC, 144A, 3.95%, 01/11/2023(c)	2,800,889
USD	1,800	WTT Investment Ltd., 5.50%, 11/21/2020(c)(g)	1,733,298

			48,552,261

INDIA - 10.3%
USD	9,480	Adani Ports & Special Economic Zone Ltd., 4.00%, 06/30/2027(c)(g)	8,643,077
INR	350,000	Adani Transmission Ltd., 10.25%, 04/15/2021	5,274,552
INR	500,000	Axis Bank Ltd., 8.85%, 12/05/2024	7,326,126
USD	3,840	Bharat Petroleum Corp. Ltd., 4.00%, 05/08/2025(c)	3,686,707
USD	4,000	Bharti Airtel International Netherlands BV, 5.13%, 03/11/2023(c)	4,000,708
INR	350,000	HDFC Bank Ltd., 7.95%, 09/21/2026	4,850,860
USD	3,800	Hindustan Petroleum Corp. Ltd., 4.00%, 07/12/2027(c)	3,507,917
INR	100,000	Housing Development Finance Corp. Ltd., 8.65%, 09/18/2020	1,458,619
INR	250,000	Housing Development Finance Corp. Ltd., 8.75%, 01/13/2020(g)	3,644,856
USD	10,700	ICICI Bank Ltd., 4.00%, 03/18/2026(c)	10,058,428
INR	400,000	ICICI Bank Ltd., 7.60%, 10/07/2023	5,639,107
INR	250,000	ICICI Bank Ltd., 9.15%, 08/06/2024	3,761,906
INR	200,000	Indiabulls Housing Finance Ltd., 8.90%, 09/26/2021	2,903,687
INR	100,000	Indiabulls Housing Finance Ltd., 9.00%, 04/29/2026	1,437,071
INR	250,000	Indian Railway Finance Corp. Ltd., 8.83%, 03/25/2023	3,671,519
USD	3,780	Neerg Energy Ltd., 6.00%, 02/13/2020(c)(g)	3,572,852
USD	3,400	NTPC Ltd., 4.75%, 10/03/2022(c)	3,471,529
INR	200,000	NTPC Ltd., 8.49%, 03/25/2025(f)	2,908,921
INR	100,000	NTPC Ltd., 8.73%, 03/07/2023	1,472,111
INR	100,000	NTPC Ltd., 9.17%, 09/22/2024	1,493,399
INR	250,000	Power Finance Corp. Ltd., 8.39%, 04/19/2025	3,598,801
INR	400,000	Power Finance Corp. Ltd., 8.65%, 12/28/2024	5,865,228
INR	200,000	Power Grid Corp. of India Ltd., 8.93%, 10/20/2022	2,968,700
USD	7,000	Reliance Industries Ltd., 4.13%, 01/28/2025(c)	6,833,901
INR	250,000	Reliance Jio Infocomm Ltd., 8.95%, 10/04/2020	3,683,617

See Notes to Portfolio of Investments.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of July 31, 2018

Principal Amount (000)		Description	Value (US$)
CORPORATE BONDS (continued)
INDIA - 10.3%
INR	200,000	Rural Electrification Corp. Ltd., 8.44%, 12/04/2021	$2,917,002
INR	150,000	Rural Electrification Corp. Ltd., 9.34%, 08/25/2024	2,262,322
INR	70,000	Rural Electrification Corp. Ltd., 9.35%, 06/15/2022	1,047,210
INR	100,000	Tata Motors Ltd., 9.73%, 10/01/2020	1,486,375
USD	6,883	Vedanta Resources PLC, 6.13%, 08/09/2021(c)(g)	6,401,452
USD	6,800	Yes Bank Ifsc Banking Unit Branch, 3.75%, 02/06/2023(c)	6,543,497

			126,392,057

INDONESIA - 1.5%
USD	6,250	Chandra Asri Petrochemical Tbk PT, 4.95%, 11/08/2021(c)(g)	5,628,463
USD	4,200	Jababeka International BV, 6.50%, 10/05/2020(c)(g)	3,635,029
IDR	30,000,000	Lembaga Pembiayaan Ekspor Indonesia, 9.50%, 03/13/2020	2,101,872
USD	3,600	Medco Platinum Road Pte Ltd., 6.75%, 01/30/2022(c)(g)	3,378,672
USD	9	Perusahaan Listrik Negara PT, 5.25%, 10/24/2042(c)	8,690
USD	4,164	TBG Global Pte Ltd., 5.25%, 02/10/2019(c)(g)	4,107,823

			18,860,549

ISRAEL - 0.5%
USD	6,238	Teva Pharmaceutical Finance Netherlands III BV, 6.00%, 01/15/2024(g)	6,454,056

MALAYSIA - 3.3%
MYR	1,500	Cagamas Bhd, 4.45%, 11/25/2020	371,374
MYR	5,000	CIMB Group Holdings Bhd, 4.95%, 03/29/2023(g)	1,229,431
MYR	10,000	GENM Capital Bhd, 4.98%, 07/11/2023	2,460,226
USD	14,000	Gohl Capital Ltd., 4.25%, 01/24/2027(c)	13,499,206
USD	6,000	Malayan Banking Bhd, 3.91%, 10/29/2021(c)(g)	5,888,880
MYR	4,800	Malaysia Airports Capital Bhd, 4.55%, 08/28/2020	1,186,600
USD	3,600	Press Metal Labuan Ltd., 4.80%, 10/30/2020(c)(g)	3,382,337
MYR	5,000	Putrajaya Holdings Sdn Bhd, 5.10%, 04/22/2019	1,237,902
USD	3,736	RHB Bank Bhd, 2.50%, 10/06/2021(c)	3,583,937
USD	7,000	TNB Global Ventures Capital Bhd, 3.24%, 10/19/2026(c)	6,423,228
MYR	5,000	United Overseas Bank Malaysia Bhd, 4.80%, 07/25/2023(g)	1,231,909

			40,495,030

NETHERLANDS - 0.5%
USD	6,050	Samvardhana Motherson Automotive Systems Group BV, 4.88%, 06/16/2019(c)(g)	6,097,202

NORWAY - 0.3%
AUD	4,988	Kommunalbanken AS, 6.50%, 04/12/2021	4,093,241

OMAN - 0.3%
USD	4,053	Oztel Holdings SPC Ltd., 6.63%, 04/24/2028(c)	4,017,536

PHILIPPINES - 2.5%
USD	7,000	ICTSI Treasury BV, 5.88%, 09/17/2025(c)	7,266,763
USD	3,446	International Container Terminal Services, Inc., 7.38%, 03/17/2020(c)	3,652,267
USD	13,086	Megaworld Corp., 4.25%, 04/17/2023(c)	12,895,861
USD	7,000	Royal Capital BV, 4.88%, 05/05/2024(c)(g)(h)	6,608,175

			30,423,066

See Notes to Portfolio of Investments.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of July 31, 2018

Principal Amount (000)		Description	Value (US$)
CORPORATE BONDS (continued)
QATAR - 0.1%
CNH	10,000	QNB Finance Ltd., 5.10%, 03/08/2021	$1,478,095

SINGAPORE - 2.3%
USD	4,000	DBS Group Holdings Ltd., 3.60%, 09/07/2021(c)(g)(h)	3,850,348
USD	2,400	DBS Group Holdings Ltd., 4.52%, 12/11/2023(c)(g)	2,418,595
USD	7,289	Marble II Pte Ltd., 5.30%, 06/20/2019(c)(g)	6,908,711
USD	3,800	Parkway Pantai Ltd., 4.25%, 07/27/2022(c)(g)(h)	3,610,000
USD	2,800	SingTel Group Treasury Pte Ltd., 2.38%, 10/03/2026(c)	2,499,109
USD	9,000	United Overseas Bank Ltd., 3.50%, 09/16/2021(c)(g)(j)	8,817,660

			28,104,423

SOUTH KOREA - 5.7%
USD	11,400	Busan Bank Co. Ltd., 3.63%, 07/25/2026(c)	10,394,930
USD	7,218	Doosan Heavy Industries & Construction Co. Ltd., 2.13%, 04/27/2020(c)	7,029,875
USD	6,000	Hyundai Capital Services, Inc., 2.63%, 09/29/2020(c)	5,858,708
USD	6,160	Industrial Bank of Korea, 3.90%, 07/31/2022(c)(g)(h)	5,728,769
USD	11,111	Korea Development Bank (The), 2.63%, 02/27/2022	10,751,203
USD	10,658	Korea Hydro & Nuclear Power Co. Ltd., 3.00%, 09/19/2022	10,328,977
USD	13,652	Korea National Oil Corp., 2.63%, 04/14/2026(c)	12,286,095
USD	7,760	Shinhan Bank Co. Ltd., 2.88%, 03/28/2022(c)	7,509,337

			69,887,894

SUPRANATIONAL - 5.7%
AUD	14,000	Asian Development Bank, 5.00%, 03/09/2022	11,276,878
AUD	6,800	Asian Development Bank, 6.25%, 03/05/2020	5,365,135
AUD	4,000	EUROFIMA, 5.50%, 06/30/2020	3,141,019
AUD	9,610	Eurofima, 6.25%, 12/28/2018(c)	7,255,418
AUD	6,685	Eurofima, 6.25%, 12/28/2018(c)	5,047,084
AUD	15,000	Inter-American Development Bank, 6.00%, 02/26/2021	12,136,430
AUD	11,200	Inter-American Development Bank, 6.50%, 08/20/2019	8,687,879
AUD	6,900	International Bank for Reconstruction & Development, 5.75%, 10/21/2019	5,341,968
AUD	15,600	International Finance Corp., 5.75%, 07/28/2020	12,364,577

			70,616,388

THAILAND - 3.2%
USD	1,200	Bangkok Bank PCL, 9.03%, 03/15/2029(c)	1,593,484
USD	10,000	GC Treasury Center Co. Ltd., 4.25%, 09/19/2022(c)	10,041,000
USD	17,170	Krung Thai Bank PCL, 5.20%, 12/26/2019(c)(g)(j)	17,366,682
USD	4,331	PTTEP Canada International Finance Ltd., 5.69%, 04/05/2021(c)	4,535,798
USD	5,386	PTTEP Treasury Center Co. Ltd., 4.60%, 07/17/2022(c)(g)(h)	5,170,302

			38,707,266

UNITED ARAB EMIRATES - 2.4%
USD	6,105	Abu Dhabi National Energy Co. PJSC, 4.88%, 04/23/2030(c)	6,212,326
USD	7,500	DIB Sukuk Ltd., 3.66%, 02/14/2022(c)	7,368,750
USD	6,666	Emirates Airline, 4.50%, 02/06/2025(c)(f)	6,599,934
USD	5,400	First Abu Dhabi Bank PJSC, 3.00%, 03/30/2022(c)	5,272,970
USD	3,700	MAF Global Securities Ltd., 5.50%, 09/07/2022(c)(g)(h)	3,519,144

			28,973,124

See Notes to Portfolio of Investments.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of July 31, 2018

Principal Amount (000)		Description	Value (US$)
CORPORATE BONDS (continued)
UNITED KINGDOM - 2.2%
USD	12,962	HSBC Holdings PLC, 6.38%, 03/30/2025(g)(h)(j)	$13,018,514
USD	6,999	Standard Chartered PLC, 3.95%, 01/11/2023(c)	6,828,084
USD	5,000	Standard Chartered PLC, 4.05%, 04/12/2026(c)	4,882,320
USD	2,759	Standard Chartered PLC, 7.75%, 04/02/2023(c)(g)(h)	2,876,258

			27,605,176

Total Corporate Bonds - 68.8% (cost $906,934,816)			847,813,381

GOVERNMENT BONDS - 71.1%
AUSTRALIA - 38.7%
AUD	46,300	Australia Government Bond, 2.75%, 11/21/2028(c)	34,671,768
AUD	12,400	Australia Government Bond, 3.25%, 04/21/2025(c)	9,646,840
AUD	87,500	Australia Government Bond, 3.25%, 06/21/2039(c)	67,325,645
AUD	51,000	Australia Government Bond, 3.75%, 04/21/2037(c)	42,184,714
AUD	17,700	Australia Government Bond, 4.50%, 04/21/2033(c)	15,812,997
AUD	6,700	Australia Government Bond, 5.25%, 03/15/2019(c)	5,078,489
AUD	81,700	Australia Government Bond, 5.50%, 04/21/2023(c)	69,436,617
AUD	6,000	New South Wales Treasury Corp., 3.00%, 04/20/2029(c)	4,421,703
AUD	13,500	New South Wales Treasury Corp., 3.00%, 02/20/2030(c)	9,873,878
AUD	7,500	New South Wales Treasury Corp., 4.00%, 05/20/2026(c)	6,039,151
AUD	25,000	New South Wales Treasury Corp., 6.00%, 05/01/2020(c)	19,813,913
AUD	15,000	New South Wales Treasury Corp., 6.00%, 03/01/2022	12,553,816
AUD	22,000	Queensland Treasury Corp., 4.25%, 07/21/2023(c)	17,602,243
AUD	51,400	Queensland Treasury Corp., 5.50%, 06/21/2021(c)	41,569,056
AUD	4,690	Queensland Treasury Corp., 6.00%, 06/14/2021(c)(i)	3,851,415
AUD	47,100	Queensland Treasury Corp., 6.25%, 06/14/2019(i)	36,281,024
AUD	16,200	Queensland Treasury Corp., 6.25%, 02/21/2020(c)	12,790,912
AUD	20,000	Treasury Corp. of Victoria, 6.00%, 10/17/2022	17,018,899
AUD	5,000	Western Australian Treasury Corp., 2.50%, 07/23/2024	3,659,031
AUD	22,000	Western Australian Treasury Corp., 2.75%, 10/20/2022	16,490,708
AUD	25,000	Western Australian Treasury Corp., 3.75%, 10/23/2018(c)	18,647,649
AUD	15,000	Western Australian Treasury Corp., 7.00%, 07/15/2021	12,619,633

			477,390,101

CHINA - 0.6%
CNY	4,000	China Government Bond, 2.85%, 01/28/2026(k)	558,762
CNY	10,000	China Government Bond, 3.14%, 09/08/2020(k)	1,465,111
CNY	3,000	China Government Bond, 3.46%, 07/11/2020(k)	442,387
CNY	10,000	China Government Bond, 3.52%, 05/04/2027(k)	1,458,264
CNY	2,000	China Government Bond, 3.57%, 11/17/2021(k)	295,723
CNY	20,000	China Government Bond, 4.15%, 04/28/2031(k)	3,050,934

			7,271,181

INDIA - 8.2%
INR	150,000	Export-Import Bank of India, 7.62%, 09/01/2026	2,063,771
INR	750,000	India Government Bond, 7.68%, 12/15/2023	10,809,382
INR	1,000,000	India Government Bond, 7.72%, 05/25/2025	14,361,479
INR	1,675,000	India Government Bond, 7.73%, 12/19/2034	23,469,354
INR	1,041,880	India Government Bond, 8.08%, 08/02/2022	15,282,704
INR	1,739,000	India Government Bond, 8.30%, 07/02/2040	25,736,782
INR	110,440	India Government Bond, 8.40%, 07/28/2024	1,639,219

See Notes to Portfolio of Investments.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of July 31, 2018

Principal Amount (000)		Description	Value (US$)
GOVERNMENT BONDS (continued)
INDIA (continued)
INR	9,590	India Government Bond, 9.20%, 09/30/2030	$151,010
INR	50,000	State of Karnataka India, 7.38%, 09/27/2027	682,560
INR	500,000	State of Maharashtra India, 7.20%, 08/09/2027	6,844,754

			101,041,015

INDONESIA - 13.7%
USD	591	Indonesia Government International Bond, 5.25%, 01/08/2047(c)	618,762
IDR	290,400,000	Indonesia Treasury Bond, 5.63%, 05/15/2023	18,487,323
IDR	312,570,000	Indonesia Treasury Bond, 6.13%, 05/15/2028	19,237,578
IDR	45,000,000	Indonesia Treasury Bond, 6.63%, 05/15/2033	2,711,858
IDR	13,800,000	Indonesia Treasury Bond, 7.00%, 05/15/2027	906,283
IDR	683,000,000	Indonesia Treasury Bond, 7.50%, 05/15/2038	44,404,473
IDR	288,224,000	Indonesia Treasury Bond, 8.38%, 09/15/2026	20,583,711
IDR	300,000,000	Indonesia Treasury Bond, 8.75%, 05/15/2031	21,699,840
IDR	100,000,000	Indonesia Treasury Bond, 8.75%, 02/15/2044	7,172,164
IDR	30,000,000	Indonesia Treasury Bond, 9.00%, 03/15/2029	2,212,737
IDR	21,000,000	Indonesia Treasury Bond, 9.50%, 07/15/2031	1,607,958
USD	6,129	Perusahaan Listrik Negara PT, 6.15%, 05/21/2048(c)	6,533,868
USD	4,970	Perusahaan Penerbit SBSN Indonesia III, 3.40%, 03/29/2022(c)	4,883,025
USD	4,970	Perusahaan Penerbit SBSN Indonesia III, 4.15%, 03/29/2027(c)	4,851,962
USD	10,981	Perusahaan Penerbit SBSN Indonesia III, 4.35%, 09/10/2024(c)	11,022,179
USD	1,500	Perusahaan Penerbit SBSN Indonesia III, 4.55%, 03/29/2026(c)	1,515,000

			168,448,721

MALAYSIA - 2.5%
MYR	11,600	Malaysia Government Bond, 3.44%, 02/15/2021	2,843,981
MYR	13,000	Malaysia Government Bond, 3.62%, 11/30/2021	3,200,910
MYR	19,900	Malaysia Government Bond, 4.05%, 09/30/2021	4,951,120
MYR	10,300	Malaysia Government Bond, 4.74%, 03/15/2046	2,460,659
MYR	61,100	Malaysia Government Bond, 4.76%, 04/07/2037	14,989,085
MYR	10,000	Malaysia Government Investment Issue, 4.76%, 08/04/2037	2,383,643

			30,829,398

MONGOLIA - 0.2%
USD	2,200	Mongolia Government International Bond, 5.63%, 05/01/2023(c)	2,146,881

NORWAY - 0.5%
AUD	7,000	Kommunalbanken, 4.50%, 04/17/2023(c)	5,593,739

PAKISTAN - 0.3%
USD	3,400	Pakistan Government International Bond, 6.88%, 12/05/2027(c)	3,247,578

PHILIPPINES - 1.0%
PHP	251,000	Philippine Government Bond, 3.63%, 03/21/2033	3,327,143
PHP	200,000	Philippine Government Bond, 4.63%, 09/09/2040	2,750,400
PHP	544	Philippine Government Bond, 6.38%, 01/19/2022	10,504
PHP	300,000	Philippine Government Bond, 8.00%, 07/19/2031	6,154,234

			12,242,281

SINGAPORE - 1.3%
SGD	6,300	Singapore Government Bond, 2.13%, 06/01/2026	4,536,593
SGD	15,250	Singapore Government Bond, 3.00%, 09/01/2024	11,644,599

			16,181,192

See Notes to Portfolio of Investments.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of July 31, 2018

Principal Amount (000)		Description		Value (US$)
GOVERNMENT BONDS (continued)
SRI LANKA - 2.4%
LKR	471,000	Sri Lanka Government Bond, 8.00%, 11/15/2018		$2,943,412
LKR	1,495,000	Sri Lanka Government Bond, 10.60%, 09/15/2019		9,480,323
LKR	1,680,000	Sri Lanka Government Bond, 10.75%, 01/15/2019		10,607,298
LKR	80,000	Sri Lanka Government Bond, 11.20%, 07/01/2022		518,889
LKR	90,000	Sri Lanka Government Bonds, 9.25%, 05/01/2020		561,048
LKR	150,000	Sri Lanka Government Bonds, 11.00%, 08/01/2021		966,473
LKR	240,000	Sri Lanka Government Bonds, 11.50%, 12/15/2021		1,574,831
USD	3,547	Sri Lanka Government International Bond, 5.75%, 04/18/2023(c)		3,505,131

				30,157,405

SUPRANATIONAL - 1.2%
AUD	10,000	International Bank for Reconstruction & Development, 4.25%, 06/24/2025		8,040,715
AUD	9,000	International Bank for Reconstruction & Development, 5.75%, 10/21/2019		6,966,547

				15,007,262

THAILAND - 0.5%
THB	203,400	Thailand Government Bond, 3.65%, 06/20/2031		6,557,966

Total Government Bonds - 71.1% (cost $950,629,651)				876,114,720

SHORT-TERM INVESTMENT - 3.9%
UNITED STATES - 3.9%
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 1.48%(l)			48,909,783	48,909,783

				48,909,783

Total Short-Term Investment - 3.9% (cost $48,909,783)				48,909,783

Total Investments - 144.5% (cost $1,915,191,202)				1,781,010,331

Long Term Debt Securities				(540,000,000)
Mandatory Redeemable Preferred Stock at Liquidation Value				(50,000,000)
Other Assets in Excess of Liabilities - 3.3%				41,162,957

Net Assets - 100.0%				$1,232,173,288

AUD	-	Australian Dollar

CNH	-	Chinese Yuan Renminbi Offshore

CNY	-	Chinese Yuan Renminbi

IDR	-	Indonesian Rupiah

INR	-	Indian Rupee

KRW	-	South Korean Won

LKR	-	Sri Lanka Rupee

MYR	-	Malaysian Ringgit

PHP	-	Philippine Peso

See Notes to Portfolio of Investments.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of July 31, 2018

SGD	-	Singapore Dollar

THB	-	Thai Baht

USD	-	U.S. Dollar

(a)	Level 3 security. See Note (a) of the accompanying Notes to Portfolio of Investments.

(b)	Illiquid security.

(c)	Denotes a restricted security.

(d)	Variable or Floating Rate Security. Rate disclosed is as of July 31, 2018.

(e)	For this security the annuity payments increase by 3.25% every year, until the asset amortizes to zero.

(f)	Sinkable security.

(g)	The maturity date presented for these instruments represents the next call/put date.

(h)

Perpetual bond. This is a bond that has no maturity date, is redeemable and pays a steady stream of interest indefinitely. The maturity date presented for these instruments represents the next call/put date.

(i)	This security is government guaranteed.

(j)	The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.

(k)	China A securities. These securities are issued in local currency, traded in the local markets and are held through a qualified foreign institutional investor license.

(l)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2018.

At July 31, 2018, the Fund held the following futures contracts:

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contract Positions
United States Treasury Note 6%-2 year	501	09/28/2018	$106,048,749	$105,898,875	$(149,874)
United States Treasury Note 6%-Ultra Long	233	09/19/2018	36,262,990	$36,559,156	$296,166

					$146,292

Short Contract Positions
United States Treasury Note 6%-10 year	(862)	09/19/2018	$(102,978,188)	$(102,941,656)	$36,532
United States Treasury Note 6%-5 year	(419)	09/28/2018	(47,398,391)	(47,399,375)	(984)

					$35,548

					$181,840

See Notes to Portfolio of Investments.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (concluded)

As of July 31, 2018

At July 31, 2018, the Fund’s open forward foreign currency exchange contracts were as follows:

Purchase Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
Indian Rupee/United States Dollar
10/22/2018	Citibank	INR	1,586,405,390	USD	22,699,999	$22,942,062	$242,063
Malaysian Ringgit/United States Dollar
08/06/2018	HSBC Bank USA	MYR	60,704,800	USD	15,200,000	14,931,851	(268,149)
Philippine Peso/United States Dollar
10/30/2018	HSBC Bank USA	PHP	413,451,500	USD	7,700,000	7,767,359	67,359
Singapore Dollar/United States Dollar
08/31/2018	UBS	SGD	23,700,000	USD	17,697,542	17,418,745	(278,797)
South Korean Won/United States Dollar
09/21/2018	Citibank	KRW	66,008,000,000	USD	59,200,000	59,364,650	164,650
Thai Baht/United States Dollar
09/26/2018	UBS	THB	1,100,000,000	USD	32,904,577	33,204,583	300,006

						$155,629,250	$227,132

Sale Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Australian Dollar
08/31/2018	Goldman Sachs	USD	88,670,200	AUD	117,500,000	$87,308,078	$1,362,122
United States Dollar/Chinese Yuan Renminbi Offshore
10/29/2018	UBS	USD	25,048,830	CNH	170,869,115	25,072,381	(23,551)
United States Dollar/Indian Rupee
10/22/2018	Citibank	USD	22,800,000	INR	1,593,393,960	23,043,129	(243,129)
United States Dollar/Malaysian Ringgit
08/06/2018	HSBC Bank USA	USD	13,704,824	MYR	53,946,300	13,269,430	435,394
08/06/2018	Standard Chartered Bank	USD	1,700,000	MYR	6,886,700	1,693,955	6,045

						$150,386,973	$1,536,881

						$306,016,223	$1,764,013

*	Certain contracts with different trade dates and like characteristics have been shown net.

At July 31, 2018, the Fund held the following centrally cleared interest rate swaps:

Currency	Notional Amount	Expiration Date	Counterparty	Receive (Pay) Floating Rate	Floating Rate Index	Fixed Rate	Premiums Paid (Received)	Unrealized Appreciation
USD	6,000,000	10/24/2027	Citibank	Receive	3-month LIBOR Index	2.36%	$—	$289,504
USD	59,000,000	10/28/2026	Citibank	Receive	3-month LIBOR Index	1.57%	—	5,997,174
USD	25,000,000	07/07/2026	Citibank	Receive	3-month LIBOR Index	2.27%	—	1,308,489

								$7,595,167

See Notes to Portfolio of Investments.

Aberdeen Asia-Pacific Income Fund, Inc.

Notes to Portfolio of Investments (unaudited)

July 31, 2018

Summary of Significant Accounting Policies

a.	Security Valuation:

The Fund values its securities at current market value or fair value, consistent with regulatory requirements. “Fair value” is defined in the Fund’s Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America, the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1, the highest level, measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3, the lowest level, measurements to valuations based upon unobservable inputs that are significant to the valuation. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.

Long-term debt and other fixed-income securities are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service provider approved by the Board. If there are no current day bids, the security is valued at the previously applied bid. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size and the strategies employed by the Fund’s investment adviser generally trade in round lot sizes. In certain circumstances, some trades may occur in smaller “odd lot” sizes which may be effected at lower or higher prices than institutional round lot trades. Short-term debt securities (such as commercial paper and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at amortized cost, if it represents the best approximation of fair value. Debt and other fixed-income securities are generally determined to be Level 2 investments.

Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund; a “government money market fund” pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended, which has an objective, which is not guaranteed, to maintain a $1.00 per share net asset value. Registered investment companies are valued at their net asset value as reported by such company. Generally, these investment types are categorized as Level 1 investments.

Derivatives are valued at fair value. Exchange traded derivatives are generally Level 1 investments and over-the-counter derivatives are generally Level 2 investments. Forward foreign currency contracts are generally valued based on the bid price of the forward rates and the current spot rate. Forward exchange rate quotations are available for scheduled settlement dates, such as 1-, 3-, 6-, 9- and 12-month periods. An interpolated valuation is derived based on the actual settlement dates of the forward contracts held. Futures contracts are valued at the settlement price or at the last bid price if no settlement price is available. Interest rate swaps agreements are generally valued by an approved pricing agent based on the terms of the swap agreement (including future cash flows).

In the event that a security’s market quotations are not readily available or are deemed unreliable, the security is valued at fair value as determined by the Fund’s Pricing Committee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. A security that has been fair valued by the Fund’s Pricing Committee may be classified as Level 2 or Level 3 depending on the nature of the inputs. The three-level hierarchy of inputs is summarized below:

Aberdeen Asia-Pacific Income Fund, Inc.

Notes to Portfolio of Investments (unaudited) (continued)

July 31, 2018

Level 1 – quoted prices in active markets for identical investments;

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk); or

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of standard inputs is listed below:

Security Type	Standard Inputs
Debt and other fixed-income securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, credit quality, yield, and maturity.
Forward foreign currency contracts	Forward exchange rate quotations.
Swap agreements	Market information pertaining to the underlying reference assets, i.e., credit spreads, credit event probabilities, fair values, forward rates, and volatility measures.

The following is a summary of the inputs used as of July 31, 2018 in valuing the Fund’s investments and other financial instruments at fair value. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Please refer to the Portfolio of Investments for a detailed breakout of the security types:

	Level 1-Quoted Prices ($)	Level 2-Other Significant Observable Inputs ($)	Level 3-Significant Unobservable Inputs ($)	Total ($)

Investments, at Value
Investments in Securities
Fixed Income Investments
Bank Loans	$—	$—	$8,172,447	$8,172,447
Corporate Bonds	—	847,813,381	—	847,813,381
Government Bonds	—	876,114,720	—	876,114,720
Total Fixed Income Investments	—	1,723,928,101	8,172,447	1,732,100,548
Short-Term Investment	48,909,783	—	—	48,909,783

Total Investments	$48,909,783	$1,723,928,101	$8,172,447	$1,781,010,331

Other Financial Instruments
Centrally Cleared Interest Rate Swap Agreements	$—	$7,595,167	$—	$7,595,167
Forward Foreign Currency Exchange Contracts	—	2,578,973	—	2,578,973
Futures Contracts	332,698	—	—	332,698

Total Other Financial Instruments	$332,698	$10,174,140	$—	$10,506,838

Total Assets	$49,242,481	$1,734,102,241	$8,172,447	$1,791,517,169

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(814,960)	$—	$(814,960)
Futures Contracts	(150,858)	—	—	(150,858)

Total Liabilities - Other Financial Instruments	$(150,858)	$(814,960)	$—	$(965,818)

Other Financial Instruments
Amounts listed as “—” are $0 or round to $0.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing transfers at the end of each period. During the period ended July 31, 2018, there were no transfers between Levels 1, 2 or 3. For the period ended July 31, 2018, there were no significant changes to the fair valuation methodologies. Level 3 investments held, at the beginning, during and at the end of the period in relation to net assets were not significant (less than 0.67% of total net assets) and accordingly, a reconciliation of Level 3 assets for the period ended July 31, 2018 is not presented. The valuation technique used at July 31, 2018 was a single unadjusted broker quote.

Aberdeen Asia-Pacific Income Fund, Inc.

Notes to Portfolio of Investments (unaudited) (concluded)

July 31, 2018

b.	Restricted Securities:

Restricted securities are privately-placed securities whose resale is restricted under U.S. securities laws. The Fund may invest in restricted securities, including unregistered securities eligible for resale without registration pursuant to Rule 144A and privately-placed securities of U.S. and non-U.S. issuers offered outside the U.S. without registration pursuant to Regulation S under the Securities Act of 1933, as amended. Rule 144A securities may be freely traded among certain qualified institutional investors, such as the Fund, but resale of such securities in the U.S. is permitted only in limited circumstances.

Aberdeen Asia-Pacific Income Fund, Inc.

Item 2 – Controls and Procedures

(a)

The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)

Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Asia-Pacific Income Fund, Inc.

By:	/s/ Christian Pittard
Christian Pittard, Principal Executive Officer of Aberdeen Asia-Pacific Income Fund, Inc.

Date: September 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Christian Pittard
Christian Pittard, Principal Executive Officer of Aberdeen Asia-Pacific Income Fund, Inc.

Date: September 28, 2018

By:	/s/ Andrea Melia
Andrea Melia, Principal Financial Officer of Aberdeen Asia-Pacific Income Fund, Inc.

Date: September 28, 2018